STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 6 - Stockholders’ Equity

Authorized Capital

In January 2015, the Company completed its IPO on the TSX Venture Exchange. The Company sold 11,250,000 units at a price of $1.00 per unit, providing gross proceeds of $11,250,000. Concurrently with the IPO, the Company completed a previously-subscribed private placement of an additional 2,700,000 units for gross proceeds of $2,700,000, resulting in total gross proceeds of $13,950,000. After deducting the offering expenses, the Company received net proceeds of $12,953,484. All units consist of one share of CohBar's common stock and one-half of one common stock purchase warrant.  In the aggregate, a total of 13,950,000 shares of common stock and 6,975,000 warrants to purchase common stock were issued in connection with the IPO and concurrent private placement. Each whole warrant is exercisable to acquire one share of CohBar's common stock at a price of $2.00 per share at any time up to January 6, 2017, subject to CohBar's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days. The Company also issued compensation options to its agent for the IPO exercisable for an aggregate of 786,696 units at a price of $1.00 per unit at any time prior to July 6, 2016.

In January 2015, the Company amended its Certificate of Incorporation to increase the total number of authorized shares of common stock. Following the amendment, the Company has authorized the issuance and sale of up to 80,000,000 shares of stock, consisting of 75,000,000 shares of common stock having a par value of $0.001 and 5,000,000 shares of Preferred Stock having a par value of $0.001 per share.   As of March 31, 2015, there were no shares of Preferred Stock outstanding and there were no declared but unpaid dividends or undeclared dividend arrearages on any shares of the Company’s capital stock.

In January 2015, the Company amended and restated the 2011 Equity Incentive Plan (the “2011 Plan”). The Amendment and Restatement increased the aggregate number of shares of its common stock that may be issued pursuant to stock awards under the plan. In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Company’s common stock outstanding at the completion of the offering. The total number of shares reserved for issuance after the completion of the IPO is 6,453,069.

Preferred Stock

Upon the completion of the IPO on January 6, 2015 each outstanding share of Series B Preferred Stock was automatically converted into one share of common stock. The Company converted 5,400,000 shares of Series B Preferred Stock into 5,400,000 shares of its common stock.

Stock Options

The Company has one incentive stock plan, the 2011 Plan, and has granted stock options to employees, non-employee directors and consultants from the 2011 Plan. Options granted under the Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. At March 31, 2015, 3,843,258 shares of the Company’s common stock were available for future issuance under the 2011 Plan.

The Company granted 127,532 stock options during the year ended December 31, 2014 which contained performance conditions that include (i) the optionee’s continuous service and (ii) completion of the Company’s initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended. The performance conditions were met during the three months ended March 31, 2015 and the options were valued. The options had an exercise price of $0.26 and a fair value of $0.87. The Company recognized an expense of $39,201 in the three months ended March 31, 2015 for the period from the grant date, October 31, 2013, to the end of the current quarter, March 31, 2015.

The Company recorded $145,514 and $362 of stock based compensation in the three months ended March 31, 2015 and 2014, respectively.

The following table represents stock option activity for the three months ended March 31, 2015:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2014	2,609,811	459,437	$0.38	$0.17	$0.17	9.57	$-
Granted	786,696	786,696	1.00	1.00	0.38	1.27	-
Exercised	(55,548)	(55,548)	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – March 31, 2015	3,340,959	1,360,374	$0.62	$0.31	$0.31	7.55	$2,458,311

The following table summarizes information on stock options outstanding and exercisable as of March 31, 2015:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	7.01	$0.05	57,693	$0.05
$0.26	1,061,248	9.03	$0.26	529,867	$0.26
$0.73	1,475,687	9.63	$0.73	41,666	$0.73
$1.00	731,148	1.27	$1.00	731,148	$1.00
Totals	3,340,959			1,360,374

Agent’s Compensation Options

In connection with the closing of its IPO in January 2015 the Company issued 786,696 compensation options (“Compensation Options”) to the agents that took part in the offering. Each Compensation Option is exercisable for a unit consisting of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.00 per unit. The Compensation Options expire on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017, subject to the Company’s right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days. Because the Compensation Options are considered a cost of the IPO, the resulting value is recognized as both an increase and decrease to the equity section of the accompanying condensed balance sheets.

In March 2015, two agents that took part in the Company’s IPO exercised a total of 55,548 Compensation Options for cash proceeds of $55,548.

Warrants

During the three months ended March 31, 2015, the Company issued 7,002,774 common stock purchase warrants consisting of warrants included in the units sold in the IPO and concurrent private placement and issued on exercise of compensation options. The warrants are exercisable through January 6, 2017 at a price of $2.00 per share. The warrants are subject to the Company’s right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.

As of March 31, 2015, the Company has 7,936,391 warrants outstanding and exercisable to purchase common stock. Such warrants have a weighted average exercise price of $1.80, a weighted average remaining contractual life of 2.6 years and an aggregate intrinsic value of $1,038,575.

Note 10 - Stockholders’ Deficiency

Authorized Capital

In November 2014, the Company increased the aggregate number of shares of its common stock that may be issued pursuant to stock awards. The maximum number of shares of common stock for the issuance of stock options and restricted stock to its employees, officers, directors and consultants is 2,616,041, an increase of 365,000 shares.

As of December 31, 2014, there were no declared but unpaid dividends or undeclared dividend arrearages on any shares of the Company’s capital stock. The holders of Preferred Stock are entitled to be paid out of the assets of the corporation before any payment is made to the holders of common stock in the event of any voluntary or involuntary liquidations, dissolution or winding up of the Company.

Preferred Stock

During the year ended December 31, 2014, the Company issued 5,400,000 shares of Series B Preferred Stock in the amount of $2,700,000, net of issuance costs of $86,129, of which $59,920 were incurred during the year ended December 31, 2014. 420,000 of these Series B Preferred shares were issued upon the conversion of convertible promissory notes issued by the Company in January 2014, in the aggregate principal amount of $210,000 (see Note 7). Each share of Series B Preferred Stock is convertible, at the option of the holder, into common stock by dividing the Series B original issue price by the Series B conversion price in effect at the time of the conversion. The conversion rate of the Series B Preferred Stock into common stock at December 31, 2014, is 1:1. In the event the Company issues additional common stock at any time after the original Series B Preferred Stock issue date, then the Series B conversion price will be adjusted concurrently with such issue. Since the host contract (Series B Preferred Stock) is considered an equity instrument, the embedded conversion option is considered to be closely related to the host and has not been bifurcated from the host contract. The Series B Preferred Stock has a par value of $0.001 and was issued at $0.50 per share. The purchasers of Series B Preferred Stock entered into put agreements requiring the purchasers, at the Company’s option, to purchase from the Company securities of the same type as those sold to investors in any future public offering of the Company’s securities, at the same price as the securities sold in the initial public offering, for an aggregate purchase price of up to $2,700,000.

The put agreements expire upon the first occurrence of a change in control or in three years. The Company can exercise its rights under the put agreements beginning on the date the Company first submits an IPO Registration Statement for review by the Securities and Exchange Commission and ending the earlier of the day that is 21 days prior to the effective date of the IPO Registration or the expiration date of the put agreements.

On October 17, 2014, the Company exercised its rights under the aforementioned put agreements requiring the purchasers of Series B Preferred Stock to purchase 2,700,000 shares of common stock at the proposed public offering price of $1.00 per share.

On January 6, 2015 the Company completed its initial public offering and each outstanding share of Series B Preferred Stock was automatically converted into one share of common stock (see Note 12).

Stock Options

The Company has one incentive stock plan, the 2011 Equity Incentive Plan (the “2011 Plan”). The Company has granted stock options to employees, non-employee directors and consultants from the 2011 Plan through the year ended December 31, 2014. Options granted under the Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. At December 31, 2014, 6,230 shares of the Company’s common stock were available for future issuance under the 2011 Plan.

During the year ended December 31, 2014, the Company issued 2,536,935 stock options to employees and consultants with an exercise price of $0.26 and $0.73 and fair values of $0.18 and $0.52 per share, respectively. The stock options granted in 2014 are subject to vesting over two to four years and have a term of ten years.

127,532 stock options granted during the year ended December 31, 2014, contained performance conditions which included (i) the optionee’s continuous service and (ii) completion of the Company’s initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended. Since the stock options contain performance conditions, their fair value has not been recorded as the obligations have not been met as of December 31, 2014.

The Company recorded $305,018 and $16,207 of stock based compensation in the years ended December 31, 2014 and 2013, respectively. The compensation expense associated with stock-based awards granted to individuals is recorded by the Company in the same expense classifications as cash compensation paid.

During the years ended December 31, 2014 and 2013, the Company cancelled 91,095 and 1,307,728 options, respectively, due to the termination of employees. The cancelled options were added back to the available pool for future issuance.

The following table represents stock option activity for the years ended December 31, 2014 and 2013:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2012	1,471,699	332,861	$0.05	$0.05	$0.05	9.26	$-
Granted	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	(1,307,728)	-	-	-	-	-	-
Balance – December 31, 2013	163,971	83,123	$0.05	$0.05	$0.05	8.26	$34,434
Granted	2,536,935	-	0.53	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	(91,095)	-	-	-	-	-	-
Balance – December 31, 2014	2,609,811	459,347	$0.38	$0.17	$0.17	9.57	$1,174,741

The following table summarizes information on stock options outstanding and exercisable as of December 31, 2014:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price
$0.05	72,876	7.26	$0.05	53,138	$0.05
$0.26	1,061,248	9.28	$0.18	395,882	$0.18
$0.73	1,475,687	9.87	$0.73	10,417	$0.73
Totals	2,609,811			459,437

Warrants

In April 2014, the Company issued 797,075 warrants to its chief executive officer. The warrants have an exercise price of $0.26 and a fair value of $0.21 per warrant. The warrants expire on the earlier of a liquidation event, as defined in the agreement, or in ten years.

In July 2014, the Company issued 100,000 warrants to consultants. The warrants have an exercise price of $0.26 and a fair value of $0.24 per warrant. The warrants expire on the earlier of a liquidation event, as defined, or in five years.

The following table represents warrant activity for the years ended December 31, 2014 and 2013:

			Weighted Average
	Warrants		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2012	-	-	$-	$-	$-	-	$-
Granted	15,596	15,596	0.99
Exercised	-		-
Cancelled	-		-	-	-
Balance – December 31, 2013	15,596	15,596	$0.99	$0.99	$0.05	-	$-
Granted	918,021	918,021	0.27
Exercised	-		-
Cancelled	-		-	-	-
Balance – December 31, 2014	933,617	933,617	$0.28	$0.28	$0.21	8.64	$646,768